As filed with the Securities and Exchange Commission on September 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – June 30, 2016

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR for the year ended June 30, 2016, originally filed with the Securities and Exchange Commission on August 26, 2016, (Accession 0001435109-16-001998) to revise the Annual Report of Acuitas International Small Cap Fund and Acuitas US Microcap Fund solely with regard to the section entitled "Investment Advisory Agreement Approval" in the Additional Information section of the report. The sole purpose of this amendment is to include such revised information. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein.

FORUM FUNDS II
ACUITAS INTERNATIONAL SMALL CAP FUND
ACUITAS US MICROCAP FUND
SUPPLEMENT DATED SEPTEMBER 30, 2016 TO THE ANNUAL REPORT DATED
JUNE 30, 2016

The following information supplements and should be read in conjunction with the June 30, 2016 Annual Report (the "Report") for the Acuitas International Small Cap Fund and Acuitas US Microcap Fund, each a series of Forum Funds II (the "Trust").

The sub-section titled "Investment Advisory Agreement Approval" in the section titled "Additional Information" beginning on page 31 of the Report is hereby deleted in its entirety and replaced with the following:

Investment Advisory Agreement Approval

The Acuitas US Microcap Fund (the "Fund")

The investment subadvisory agreement between the investment adviser and the subadviser must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter by the in-person vote of the Trustees, including a majority of the Trustees who are not parties to the agreement or "interested persons" of any party thereto (the "Independent Trustees").

On March 24, 2016, the Trustees met in person with independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), representatives of Acuitas Investments, LLC (the "Adviser"), WCM Investment Management (the "Subadviser"), and others to consider information related to the approval of the investment subadvisory agreement between the Adviser and Subadviser for the performance of investment subadvisory services to the Fund. A description of the Board's conclusions in approving the agreement follows.

In preparation for its March meeting of the Board of Trustees of the Trust ("March Meeting"), the Trustees were presented with a range of information to assist in their deliberations. Those materials included a copy of the proposed investment subadvisory agreement and other information regarding the proposed subadvisory fee arrangement. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment subadvisory agreement. The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Subadviser concerning the following:

•	The nature and extent of the services to be provided by the Subadviser, including information about the investment strategy to be employed with respect to the assets allocated to the Subadviser;
•	The personnel of the Subadviser, including educational background, experience in the investment management industry, and the ability of the Subadviser to retain qualified personnel;
•	The financial condition and stability of the Subadviser;
•	The potential for the Subadviser to derive benefits that are ancillary to serving as an investment subadviser to the Fund;
•	The investment performance of the Subadviser with respect to its similarly managed accounts;
•	The investing philosophy of the Subadviser; and
•
The terms of the proposed investment subadvisory agreement. The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Fund, noting instead the arms-length nature of the relationship between the Adviser and subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under the subadvisory agreement.

At the March Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Subadviser to provide high-quality services to the Fund. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser, Subadviser, and Independent Legal Counsel. The Trustees noted in particular the Adviser's recommendation to appoint the Subadviser and concluded that the nature and extent of the investment subadvisory services to be provided by the Subadviser to the Fund would be appropriate and consistent with the terms of the investment subadvisory agreement. At the March Meeting, the Board unanimously approved the investment subadvisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment subadvisory agreement.

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (the "Funds")

On June 10, 2016, the Trustees met in person with independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), representatives of Acuitas Investments, LLC (the "Adviser"), and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser for the performance of investment advisory services to the Fund. The Trustees also considered information related to the approval of the investment subadvisory agreements between the Adviser and each of ClariVest Asset Management, LLC and Falcon Point Capital, LLC (with respect to the Acuitas US Microcap Fund) and Advisory Research, Inc., Algert Global, LLC, and DePrince, Race & Zollo, Inc. (with respect to the Acuitas International Small Cap Fund) (each a "Subadviser"). A description of the Board's conclusions in approving the agreement follows.

In preparation for its June meeting of the Board of Trustees of the Trust ("June Meeting"), the Trustees were presented with a range of information to assist in their deliberations. Those materials included a copy of the investment advisory agreement and each investment subadvisory agreement, as well as information from Broadridge Financial Solutions, Inc. ("Broadridge"), a leading independent source of data about the mutual fund industry, which compared the Funds' investment advisory fee and total expense ratio with appropriate groups of peer funds that were selected by Broadridge. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement and investment subadvisory agreements. The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Adviser concerning the following:

•	The nature and extent of the services provided by the Adviser and each Subadviser, including information about the investment objectives, policies and strategies applicable to each Fund;
•
The personnel of the Adviser and each Subadviser, including educational background, experience in the investment management industry, and the ability of the Adviser and each Subadviser to retain qualified personnel;

•	The compliance program of the Adviser;
•	The financial condition and stability of the Adviser;
•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Funds;
•	The investment performance of the Adviser and each Subadviser with respect to the Funds and their similarly managed accounts;
•	The profitability of the Adviser from the advisory fee paid by the Funds, including information concerning the advisory fees of funds identified by Broadridge and considered to be comparable;
•	The investing philosophy of the Adviser and each Subadviser; and
•
The terms of the investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Funds. The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their respective relationships with the Funds, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Funds, and that the Adviser, and not the Funds, was responsible for paying the subadvisory fee due under each subadvisory agreement.

At the June Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser and each Subadviser to provide high-quality services to the Funds. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel. The Trustees considered in particular the Adviser's recommendation to approve each Subadviser. The Trustees concluded that the nature and extent of the investment advisory services provided by the Adviser and each Subadviser to the Funds would be appropriate and consistent with the terms of the investment advisory agreement and each investment subadvisory agreement, respectively, including the amount of fees to be paid to the Adviser under the advisory agreement. At the June Meeting, the Board unanimously approved the investment advisory agreement and each subadvisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

*      *     *     *     *

For more information, please contact a Fund customer service representative toll free at (844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	September 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	September 30, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	September 30, 2016